Securities - Summary of Securities Available-for-Sale and Restricted Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Unrealized Gains, Equity securities	$ 6
Fair Value, Equity securities	83	$ 89
Amortized Cost, Available-for-sale	87,059	98,205
Gross Unrealized Gains, Available-for-sale	90	406
Gross Unrealized Losses, Available-for-sale	1,621	948
Fair Value, Available-for-sale	85,528	97,663
Amortized Cost, Held to maturity	20,688	25,758
Gross Unrealized Gains, Held to maturity	34	111
Gross Unrealized Losses, Held to maturity	604	378
Fair Value, Held to maturity	20,118	25,491
Amortized Cost	112,414	128,630
Gross Unrealized Gains	154	553
Gross Unrealized Losses	2,225	1,326
Fair Value	110,343	127,857
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Equity securities	53	53
Gross Unrealized Gains, Equity securities	30	36
Gross Unrealized Losses, Equity securities	0	0
Fair Value, Equity securities	83	89
U.S. Treasury Security [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	997	999
Gross Unrealized Losses, Available-for-sale	1	1
Fair Value, Available-for-sale	996	998
U.S. Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	7,350	8,350
Gross Unrealized Losses, Available-for-sale	180	121
Fair Value, Available-for-sale	7,170	8,229
Amortized Cost, Held to maturity	9,482	9,477
Gross Unrealized Gains, Held to maturity	6	16
Gross Unrealized Losses, Held to maturity	390	228
Fair Value, Held to maturity	9,098	9,265
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	45,744	50,136
Gross Unrealized Gains, Available-for-sale	41	146
Gross Unrealized Losses, Available-for-sale	884	581
Fair Value, Available-for-sale	44,901	49,701
Amortized Cost, Held to maturity	11,206	11,581
Gross Unrealized Gains, Held to maturity	28	95
Gross Unrealized Losses, Held to maturity	214	145
Fair Value, Held to maturity	11,020	11,531
Asset-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	1,040	1,168
Gross Unrealized Gains, Available-for-sale		1
Gross Unrealized Losses, Available-for-sale	16
Fair Value, Available-for-sale	1,024	1,169
State and Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	23,282	27,020
Gross Unrealized Gains, Available-for-sale	49	224
Gross Unrealized Losses, Available-for-sale	206	103
Fair Value, Available-for-sale	23,125	27,141
Amortized Cost, Held to maturity		4,700
Gross Unrealized Losses, Held to maturity		5
Fair Value, Held to maturity		4,695
Corporate Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	8,646	10,532
Gross Unrealized Gains, Available-for-sale		35
Gross Unrealized Losses, Available-for-sale	334	142
Fair Value, Available-for-sale	8,312	10,425
Restricted Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	4,614	4,614
Fair Value	$ 4,614	$ 4,614